Note 16 - Commitments (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Recovery of flow-through premium liability	$ (1,791,526)	$ (120,902)	$ (8,477)
Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Recovery of flow-through premium liability	1,791,526	120,902	8,477
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments			$ 1,109,268
Flow-through exploration commitments fulfilled	1,109,268
Tranche 2 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments		$ 7,536,379
Flow-through exploration commitments fulfilled	7,536,379
Tranche 3 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments	5,746,680
Flow-through exploration commitments fulfilled	$ 0